NOTE 9. INCOME TAXES - Schedule of Tax expense/benefit (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Current tax expense	$ 6,839	$ 0
Deferred tax expense	0	0
Tax expense (benefit)	$ 6,839	$ 0